Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Components of Basic and Diluted Net Income

The components of basic and diluted net income attributable to KONAMI CORPORATION stockholders per share of common stock are as follows:

	Millions of Yen
	2012	2013	2014
Net income available for KONAMI CORPORATION stockholders	¥23,012	¥13,174	¥3,834

	Shares
Weighted-average shares of common stock outstanding	138,433,751	138,619,128	138,614,929

Common stock and common stock equivalents	138,433,751	138,619,128	138,614,929

	Yen
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥166.23	¥95.04	¥27.66

Diluted	¥166.23	¥95.04	¥27.66